Fair values of financial assets and liabilities- Schedule of Movements in Level 3 Financial Assets Portfolio (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	£ 72	£ (6)	£ (48)
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	12,387	12,213	12,199	£ 12,199
Exchange and other adjustments	1		(16)
Gains (losses) recognised in the income statement within other income	1		55
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	74		(48)
Purchases/increases to customer loans	341		387
Sales/repayments of customer loans	(1,946)		(496)
Transfers into the level 3 portfolio	32		139
Transfers out of the level 3 portfolio	(35)		(7)
Balance at end of period	10,855	12,387	12,213	12,387
Level 3 | Financial assets at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	11,681	11,414	11,304	11,304
Exchange and other adjustments	2		(1)
Gains (losses) recognised in the income statement within other income	55		104
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0		0
Purchases/increases to customer loans	335		347
Sales/repayments of customer loans	(1,923)		(475)
Transfers into the level 3 portfolio	32		139
Transfers out of the level 3 portfolio	(35)		(4)
Balance at end of period	10,147	11,681	11,414	11,681
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	54		79
Level 3 | Financial assets at fair value through other comprehensive income
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	284	292	342	342
Exchange and other adjustments	(1)		(2)
Gains (losses) recognised in the income statement within other income	0		4
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	74		(48)
Purchases/increases to customer loans	0		0
Sales/repayments of customer loans	(1)		(4)
Transfers into the level 3 portfolio	0		0
Transfers out of the level 3 portfolio	0		0
Balance at end of period	356	284	292	284
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	0		2
Level 3 | Derivative assets
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	422	507	553	553
Exchange and other adjustments	0		(13)
Gains (losses) recognised in the income statement within other income	(54)		(53)
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	0		0
Purchases/increases to customer loans	6		40
Sales/repayments of customer loans	(22)		(17)
Transfers into the level 3 portfolio	0		0
Transfers out of the level 3 portfolio	0		(3)
Balance at end of period	352	£ 422	507	£ 422
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	(41)		(58)
Level 3 | Financial assets carried at fair value
Reconciliation of changes in fair value measurement, assets [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held	£ 13		£ 23